Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 2,294,532	$ 1,747,642	$ 7,621,180	$ 6,914,910
Cost of revenue	1,780,903	1,401,291	5,263,474	4,673,870
Gross profit	513,629	346,351	2,357,706	2,241,040
Operating expenses:
Selling and marketing expenses	165,748	131,509	490,403	765,441
Product development	9,500			13,500
General and administrative expenses	1,439,101	1,896,206	5,288,316	4,023,921
Loss on the settlement of debt				252,900
Total operating expenses	1,614,349	2,027,715	5,778,719	5,055,762
Loss from operations	(1,100,720)	(1,681,364)	(3,421,013)	(2,814,722)
Other income (expense):
Interest and financing costs	(3,324,943)	(79,856)	(265,839)	(1,115,499)
Gain on forgiveness of debt	8,000		184,775
Total other income (expense)	(3,316,943)	(79,856)	(81,064)	(1,115,499)
Net loss	$ (4,417,663)	$ (1,761,220)	$ (3,502,077)	$ (3,930,221)
Weighted average shares outstanding :
Basic	33,383,431	29,427,803	31,118,425	27,112,557
Diluted	33,383,431	29,427,803	31,118,425	27,112,557
Loss per share
Basic	$ (0.13)	$ (0.06)	$ (0.11)	$ (0.14)
Diluted	$ (0.13)	$ (0.06)	$ (0.11)	$ (0.14)